Other information by nature - Narrative (Details) € in Billions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 18.2	€ 17.1	€ 5.9
Average number of employees | employee	282,926	292,434	111,864